Pay vs Performance Disclosure Unit_pure in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance
As required by Item 402(v) of Regulation
S-K,
we are providing the following
information
regarding the relationship between “compensation actually paid” or “CAP”, as defined in Item 402(v), and certain financial performance metrics for each
of the last three completed fiscal years. In determining the CAP to our NEOs, we are required to make various adjustments to amounts that have been reported in the Summary Compensation Table (“SCT”) in previous years, as the SEC’s valuation methods for this section differ from those required in the SCT. The table below summarizes compensation values both previously reported in our SCT, as well as the adjusted values required in this section for the 2022, 2021 and 2020 fiscal years. Note that for our NEOs other than our principal executive officer (the “PEO”), compensation is reported as an average.

Year	SCT Total for PEO (1)	Compensation actually paid to PEO (2)	Average SCT Total for non-PEO NEOs (1)	Average Compensation actually paid to non-PEO NEOs (2)	Value of Initial Fixed $100 Investment based on:		Net Income (in millions) (5)	Adjusted EPS (6)
					TSR (3)	Peer Group TSR (3) (4)

2022	4,259,954	2,404,723	2,290,221	724,896	74.95	151.52	$25.2	$12.85

2021	5,190,696	6,087,743	3,148,501	3,608,823	133.58	196.28	$1,033.2	$14.86

2020	3,636,376	3,695,354	2,287,047	1,944,389	103.35	122.96	$515.6	$8.83

(1)	The PEO and the non-PEO NEOs for each year are as follows:

a.	2022: Jeffrey S. Lorberbaum, PEO; W. Christopher Wellborn, James F. Brunk, Bernard P. Thiers and Paul F. De Cock, non-PEO NEOs.

b.
2021: Jeffrey S. Lorberbaum, PEO; W. Christopher Wellborn, James F. Brunk, Bernard P. Thiers, Paul F. De Cock and Frank H. Boykin, non-PEO NEOs. Mr. Boykin served the Company as Chief Financial Officer through April 1, 2021. Mr. Boykin did not receive an equity award in 2021.

c.
2020: Jeffrey S. Lorberbaum, PEO; W. Christopher Wellborn, James F. Brunk, Bernard P. Thiers, Paul F. De Cock, Frank H. Boykin and Glenn R. Landau, non-PEO NEOs. Mr. Landau resigned as Executive Vice President and Chief Financial Officer of the Company in April 2020. Pursuant to the terms of his separation agreement with the Company, Mr. Landau received a payment equal to nine months cash compensation and the continued vesting of 1,878 shares of restricted stock. Mr. Landau did not otherwise receive compensation from the Company after his departure from the Company in 2020. Mr. Boykin had previously served as the Company’s Chief Financial Officer through his retirement on March 31, 2019, and continued to serve as a consultant to the Company following his retirement in March 2019 and until his appointment as Chief Financial Officer on April 15, 2020. Mr. Boykin did not receive an equity award in 2020.

(2)
The CAP was calculated beginning with the PEO’s SCT total and the non-PEO NEO’s average SCT total for each respective year. The table below describes the adjustments, each of which is required
by SEC rules, to calculate CAP from the SCT total of our PEO and our non-PEO NEOs.

EXECUTIVE COMPENSATION

	2022		2021		2020
Adjustments	PEO	non-PEO NEOs*	PEO	non-PEO NEOs*	PEO	non-PEO NEOs*

SCT Total	$4,259,954	2,290,221	$5,190,696	3,148,501	$3,636,376	2,287,047

Adjustments for stock awards

(Deduct): Aggregate value for stock awards included in SCT Total for the covered fiscal year	(2,055,992)	(1,056,428)	(1,901,669)	(1,594,926)	(1,364,847)	(664,280)

Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	1,530,131	786,225	1,971,916	1,594,330	1,561,867	624,831

Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	(872,284)	(1,035,142)	423,886	268,176	44,064	30,128

Add: Vesting date fair value of awards granted and vested during the covered fiscal year	0	0	0	0	0	0

Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	(457,087)	(259,980)	402,914	192,742	(182,106)	(77,216)

(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	0	0	0	0	0	(256,122)

Add: Dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the SCT Total for the covered fiscal year	0	0	0	0	0	0

CAP Amounts (as calculated)	2,404,723	724,896	6,087,743	3,608,823	3,695,354	1,944,389

*	Amounts presented are averages for the entire group of non-PEO NEOs in each respective year.

(3)
The values disclosed in these TSR columns represent the measurement period value of an investment of $100 made on January 1, 2020 as of December 31, 2020, and then valued again on each of December 31, 2021 and December 31, 2022.

(4)
The peer group used for purposes of this disclosure is our proxy-disclosed peer group used for compensation benchmarking practices. Please refer to the “
Compensation Discussion & Analysis
” for the peer group list.

(5)	Net earnings attributable to Mohawk Industries, Inc. as reported in our Consolidated Statements of Operations included in our Form 10-K.

(6)	Please see Annex A to this Proxy Statement for a reconciliation of Non-GAAP financial measures.

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote [Text Block]	Jeffrey S. Lorberbaum, PEO; W. Christopher Wellborn, James F. Brunk, Bernard P. Thiers and Paul F. De Cock,	Jeffrey S. Lorberbaum, PEO; W. Christopher Wellborn, James F. Brunk, Bernard P. Thiers, Paul F. De Cock and Frank H. Boykin	Jeffrey S. Lorberbaum, PEO; W. Christopher Wellborn, James F. Brunk, Bernard P. Thiers, Paul F. De Cock, Frank H. Boykin and Glenn R. Landau
Peer Group Issuers, Footnote [Text Block]	The peer group used for purposes of this disclosure is our proxy-disclosed peer group used for compensation benchmarking practices. Please refer to the “
Compensation Discussion & Analysis
	” for the peer group list.
PEO Total Compensation Amount	$ 4,259,954	$ 5,190,696	$ 3,636,376
PEO Actually Paid Compensation Amount	$ 2,404,723	6,087,743	3,695,354
Adjustment To PEO Compensation, Footnote [Text Block]

	2022		2021		2020
Adjustments	PEO	non-PEO NEOs*	PEO	non-PEO NEOs*	PEO	non-PEO NEOs*

SCT Total	$4,259,954	2,290,221	$5,190,696	3,148,501	$3,636,376	2,287,047

Adjustments for stock awards

(Deduct): Aggregate value for stock awards included in SCT Total for the covered fiscal year	(2,055,992)	(1,056,428)	(1,901,669)	(1,594,926)	(1,364,847)	(664,280)

Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	1,530,131	786,225	1,971,916	1,594,330	1,561,867	624,831

Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	(872,284)	(1,035,142)	423,886	268,176	44,064	30,128

Add: Vesting date fair value of awards granted and vested during the covered fiscal year	0	0	0	0	0	0

Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	(457,087)	(259,980)	402,914	192,742	(182,106)	(77,216)

(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	0	0	0	0	0	(256,122)

Add: Dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the SCT Total for the covered fiscal year	0	0	0	0	0	0

CAP Amounts (as calculated)	2,404,723	724,896	6,087,743	3,608,823	3,695,354	1,944,389

Non-PEO NEO Average Total Compensation Amount	$ 2,290,221	3,148,501	2,287,047
Non-PEO NEO Average Compensation Actually Paid Amount	$ 724,896	3,608,823	1,944,389
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	2022		2021		2020
Adjustments	PEO	non-PEO NEOs*	PEO	non-PEO NEOs*	PEO	non-PEO NEOs*

SCT Total	$4,259,954	2,290,221	$5,190,696	3,148,501	$3,636,376	2,287,047

Adjustments for stock awards

(Deduct): Aggregate value for stock awards included in SCT Total for the covered fiscal year	(2,055,992)	(1,056,428)	(1,901,669)	(1,594,926)	(1,364,847)	(664,280)

Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	1,530,131	786,225	1,971,916	1,594,330	1,561,867	624,831

Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	(872,284)	(1,035,142)	423,886	268,176	44,064	30,128

Add: Vesting date fair value of awards granted and vested during the covered fiscal year	0	0	0	0	0	0

Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	(457,087)	(259,980)	402,914	192,742	(182,106)	(77,216)

(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	0	0	0	0	0	(256,122)

Add: Dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the SCT Total for the covered fiscal year	0	0	0	0	0	0

CAP Amounts (as calculated)	2,404,723	724,896	6,087,743	3,608,823	3,695,354	1,944,389

Tabular List [Table Text Block]	Required Tabular Disclosure of Most Important Measures to Determine 2022 CAP
•	Adjusted EPS

•	Total Stockholder Return (TSR) as compared to the S&P 500

•	Adjusted Operating Income

Total Shareholder Return Amount	$ 74.95	133.58	103.35
Peer Group Total Shareholder Return Amount	151.52	196.28	122.96
Net Income (Loss)	$ 25,200,000	$ 1,033,200,000	$ 515,600,000
Company Selected Measure Amount	12,850	14,860	8,830
PEO Name	Jeffrey S. Lorberbaum
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS
Non-GAAP Measure Description [Text Block]	Please see Annex A to this Proxy Statement for a reconciliation of Non-GAAP financial measures.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Total Stockholder Return (TSR) as compared to the S&P 500
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Operating Income
PEO [Member] | Aggregate value for stock awards included in SCT Total for the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,055,992)	$ (1,901,669)	$ (1,364,847)
PEO [Member] | Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,530,131	1,971,916	1,561,867
PEO [Member] | Yearoveryear change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(872,284)	423,886	44,064
PEO [Member] | Vesting date fair value of awards granted and vested during the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(457,087)	402,914	(182,106)
PEO [Member] | Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the SCT Total for the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Aggregate value for stock awards included in SCT Total for the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,056,428)	(1,594,926)	(664,280)
Non-PEO NEO [Member] | Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	786,225	1,594,330	624,831
Non-PEO NEO [Member] | Yearoveryear change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,035,142)	268,176	30,128
Non-PEO NEO [Member] | Vesting date fair value of awards granted and vested during the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(259,980)	192,742	(77,216)
Non-PEO NEO [Member] | Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(256,122)
Non-PEO NEO [Member] | Dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the SCT Total for the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0